BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Total bank and other borrowings	903,840	1,189,976	183,700
Comprised of:
Short-term	322,128	565,994	87,374
Long-term, current portion	246,233	350,786	54,152
	568,361	916,780	141,526
Long-term, non-current portion	335,479	273,196	42,174
	903,840	1,189,976	183,700

Schedule of Maturities of Long-Term and Other Debt
	RMB	US$
Within one year	86,000	13,276
Between one and two years	81,000	12,504
Between two and three years	86,000	13,276
Between three and four years	82,000	12,659
Between four and five years	82,000	12,659
	417,000	64,374

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt
	RMB	US$
Within one year	350,786	54,152
Between one and two years	81,887	12,641
Between two and three years	191,309	29,533
	623,982	96,326